DERIVATIVE ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
DERIVATIVE ASSETS AND LIABILITIES
DERIVATIVE ASSETS AND LIABILITIES

22  – DERIVATIVE ASSETS AND LIABILITIES

Embotelladora Andina currently maintains “Cross Currency Swaps” and “Currency Forward” agreements as derivative financial instruments.

Cross Currency Swaps (“CCS”), also known as interest rate and currency swaps are valued by the method of discounted future cash flows at a market rate corresponding to the currencies and rates of the transaction.

On the other hand, the fair value of forward currency contracts is calculated in reference to current forward exchange rates for contracts with similar maturity profiles.

As of the date of these financial statements, the Company holds the following derivative instruments:

22.1Accounting recognition of cross currency and rate swaps

Cross Currency Swaps, associated with local Bonds (Chile)

At the closing date of these financial statements, the Company maintains derivative contracts to secure some of its bond debt issued in Unidades de Fomento totaling UF 8,462,025 (UF 8,911,035 as of December 31, 2023), to convert those obligations to CLP.

These contracts were valued at their fair values, resulting in a non-current asset at the closing date of the financial statements of ThCh$ 85,252,373 (non-current asset of ThCh$ 71,053,190 as of December 31, 2023), which is presented within other non-current financial assets. The maturity date of the derivative contracts is distributed in the years 2026, 2031, 2034 and 2035.

Cross Currency Swaps, associated with international Bonds (U.S.A. and Switzerland)

At the end of the fiscal year, the Company holds derivative contracts linked to US dollar obligations for USD 300 million, of which USD150 million is converted into inflation-adjusted Chilean pesos (UF) and USD 150 million into Chilean pesos (CLP), maturing in 2050. Additionally, derivatives on Swiss franc obligations for CHF 170 million are included, converted to Brazilian reals (BRL), maturing in 2028.

The fair value measurement of the first contract reports a non-current liability of ThCh$ 17,611,810, while the second contract records a non-current liability of ThCh$ 24,176,267, resulting in a combined total liability of ThCh$ 41,788,077 compared to a combined total liability of both of ThCh$52,449,925 as of December 31, 2023. The third contract, meanwhile, reflects non-current assets of Th$59,298,394 compared to non-current assets of Th$7,935,524 at the end of 2023.

The amount of exchange differences recognized in the statement of income related to financial liabilities in U.S. dollars and Swiss francs is absorbed by the amounts recognized under comprehensive income.

22.2 Forward currency transactions expected to be very likely

During the years 2024 and 2023, Embotelladora Andina entered into forward contracts to ensure the exchange rate on future commodity purchasing needs for its 4 operations, closing forward instruments in USD/ARS, USD/BRL, USD/CLP, and USD/PYG. At the closing date of these financial statements, outstanding contracts amount to USD 89.0 million (USD 87.4 million as of December 31, 2023).

Forward contracts that secure future commodity prices have been designated as hedging contracts since they comply with the documentation requirements of IFRS, and therefore their effects on changes in fair value are recorded in other comprehensive income.

22.3 Swap of raw material of highly probable expected transactions:

During the year 2024, Embotelladora Andina entered into sugar swap contracts No. 5 to secure the price of future sugar purchases for the Chilean operation. At the closing date of these financial statements, the outstanding contracts amount to USD 1.7 million.

Forward contracts that ensure prices of future raw materials have not been designated as hedge agreements, since they do not fulfill IFRS documentation requirements, whereby its effects on variations in fair value are accounted for directly under other comprehensive income.

22.4 Fair value hierarchy

At the closing date of these financial statements, the Company held assets for derivative contracts for ThCh$ 148,655,771 (ThCh$ 80,083,559 as of December 31, 2023) and held liabilities for derivative contracts for ThCh$ 42,149,462 (ThCh$ 53,908,135 as of December 31, 2023). Those contracts covering existing items have been classified in the same category of hedged items, the net amount of derivative contracts by concepts covering forecasted items have been classified in current and non-current financial assets and financial liabilities. All the derivative contracts are carried at fair value in the consolidated statement of financial position.

The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

Level 1:	quoted (unadjusted) prices in active markets for identical assets or liabilities
Level 2:	Inputs other than quoted prices included in level 1 that are observable for the assets and liabilities, either directly (that is, as prices) or indirectly (that is, derived from prices)
Level 3:	Inputs for assets and liabilities that are not based on observable market data.

During the reporting period, there were no transfers of items between fair value measurement categories; all of which were valued during the period using level 2.

	Fair Value Measurement at December 31, 2024
	Quoted prices in
	active markets for
	identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Other current financial assets	—	4,105,005	—	4,105,005
Other non-current financial assets	—	144,550,766	—	144,550,766
Total assets	—	148,655,771	—	148,655,771
Liabilities
Other current financial liabilities	—	361,384	—	361,384
Other non-current financial liabilities	—	41,788,078	—	41,788,078
Total Liabilities	—	42,149,462	—	42,149,462

	Fair Value Measurement at December 31, 2023
	Quoted prices in
	active markets for
	identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Other current financial assets	—	1,094,844	—	1,094,844
Other non-current financial assets	—	78,988,715	—	78,988,715
Total assets	—	80,083,559	—	80,083,559
Liabilities
Other current financial liabilities	—	1,458,210	—	1,458,210
Other non-current financial liabilities	—	52,449,925	—	52,449,925
Total Liabilities	—	53,908,135	—	53,908,135